Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
The Compensation Committee meets near the end of the fiscal year in December to evaluate and review the performance of the Company and executive compensation. The Compensation Committee then approves and recommends that the Board approve the issuance of annual stock-based awards. The issuance of annual stock-based awards is effective as of the later of i) January 1 of the following year, or (ii) such later date as written on the final agreement signed by the Company and the recipient. The Compensation Committee selected this time period for review of executive compensation because it coincides with executive performance reviews and allows the Compensation Committee to receive and consider fiscal year financial information available at that time. The Company has not granted stock options since its initial public offering. If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates. During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Compensation Clawback Policy
Effective November 8, 2023, in compliance with Rule
10D-1
under the Exchange Act, the Company’s Board of Directors adopted the Clawback Policy that requires the Company to recoup any cash bonus awarded and any equity-based awards granted to the Named Executive Officers pursuant to the EIP during a specified look-back period in the event that the Company is required to restate its financial statements due to material noncompliance with any financial reporting requirement under federal securities laws. This remedy would be in addition to, and not in lieu of, any actions imposed by law enforcement agencies, regulators or other authorities.

Award Timing Method	The Compensation Committee selected this time period for review of executive compensation because it coincides with executive performance reviews and allows the Compensation Committee to receive and consider fiscal year financial information available at that time.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false